Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions [Abstract]
Related party transactions [Text Block]

34. Related party transactions

An amount of $0.8 million (including sales taxes) is receivable from associates and included in amounts receivable as at December 31, 2020 ($0.5 million as at December 31, 2019).

In 2020, interest revenues of $1.0 million ($0.9 million in 2019) were accounted for with regards to notes receivable from associates. As at December 31, 2020, interests receivable from associates of $1.9 million are included in amounts receivable ($0.9 million as at December 31, 2019). Loans, notes receivable, and the convertible debenture from associates amounted to $33.4 million as at December 31, 2020 ($24.7 million as at December 31, 2019) and are included in short-term investments and other investments on the consolidated balance sheets.

In 2019, two notes receivable from Falco amounting to $20.0 million were applied against the first installment of a secured silver stream credit facility (Note 16) and the related interests receivable of $1.8 million were converted into common shares of Falco.

Additional transactions with related parties are described under Notes 11, 14, 16, 18, 23 and 28.